Capital assets	12 Months Ended
May 31, 2020
Capital assets
Capital assets
8.	Capital assets

	Land	Production facility	Equipment	Leasehold improvements	Construction in process	Right-of-use assets	Total capital assets
Cost
At May 31, 2018	$24,504	$99,442	$15,949	$1,665	$167,157	$—	$308,717
Business acquisitions	345	4,524	1,662	182	154	—	6,867
Additions	8,109	3,829	28,305	778	163,953	—	204,974
Transfers	192	124,603	33,687	(1,389)	(157,093)	—	—
Effect of foreign exchange	3	70	24	—	11	—	108

At May 31, 2019	33,153	232,468	79,627	1,236	174,182	—	520,666
IFRS 16 Adjustment	—	—	—	—	—	8,606	8,606
Additions	—	4,480	21,034	1,240	101,284	677	128,715
Transfers	72	37,491	108,730	16,081	(162,414)	40	—
Disposals	—	—	(7,157)	—	(5,559)	—	(12,716)
Impairment	(15)	(3,433)	(46)	(119)	(2,147)	(840)	(6,600)
Effect of foreign exchange	—	14	22	—	114	107	257

At May 31, 2020	$33,210	$271,020	$202,210	$18,438	$105,460	$8,590	$638,928

Accumulated depreciation
At May 31, 2018	$—	$2,500	$2,957	$109	$—	$—	$5,566
Amortization	—	5,160	5,962	80	—	—	11,202

At May 31, 2019	—	7,660	8,919	189	—	—	16,768
Amortization	—	13,584	19,508	450	—	1,455	34,997

At May 31, 2020	$—	$21,244	$28,427	$639	$—	$1,455	$51,765

Net book value
At May 31, 2018	$24,504	$96,942	$12,992	$1,556	$167,157	$—	$303,151
At May 31, 2019	$33,153	$224,808	$70,708	$1,047	$174,182	$—	$503,898
At May 31, 2020	$33,210	$249,776	$173,783	$17,799	$105,460	$7,135	$587,163